Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets available for benefits per the financial statements	$ 151,176
Adjustment for change in plan merger assets not transferred at year end	(72,562)
Net change in participant loans deemed distributed	(5,829)
Net change in deemed loans repaid	(176)
Net income per Schedule H on Form 5500	$ 72,609